Subsequent Events (As Restated)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events (As Restated)

Note 13 — Subsequent Events (As Restated)

The Company’s management reviewed all material events that have occurred after the balance sheet date through the date which these financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Promissory Notes

In October 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $76,704 to SolarMax (the “SolarMax Notes 5”) to finance the extension of the period that the Company must complete a Business Combination to October 26, 2021. SolarMax Notes 5 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur.

In November 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $243,482 to SolarMax (the “SolarMax Notes 6”) to finance the extension of the period that the Company must complete a Business Combination to April 26, 2022. SolarMax Notes 6 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur.

Note 13 — Subsequent Events (As Restated)

The Company’s management reviewed all material events that have occurred after the balance sheet date through the date which these financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Dividend Warrants

In April 2021, the Company issued, 1,414,480 dividend warrants (the “Dividend Warrants”) to holders of public shares or public units (with respect to the underlying public shares) as of April 22, 2020 who did not exercise the right to have its Public Shares redeemed in connection with the April 2020 Extension. The Dividend Warrants were issued at the same terms and conditions as the Public Warrants, each entitling the holder to purchase one-half of one ordinary share at an exercise price of $11.50 per whole share.

Related Party Advances

From February 2021 to September 2021, SolarMax made non-interest bearing loans to the Sponsor in the aggregate principal amount of $522,903, to enable the Sponsor to provide the Company with funds to pay for the Company’s operating costs. Upon the completion of the Business Combination, these notes are to be satisfied by the delivery of the Sponsor shares having a value equal to the principal amount of the notes. Otherwise, the due date will be upon the earlier of the date on which the Merger Agreement is terminated or the date an Event of Default shall occur as defined in the notes.

Promissory Notes

From January to March 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $212,022 to SolarMax (the “SolarMax Notes 2”) to finance the extension of the Business Combination to April 26, 2021. SolarMax Notes 2 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur.

From April to June 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $224,083 to SolarMax (the “SolarMax Notes 3”) to finance the extension of the period that the Company must complete a Business Combination to October 26, 2021. SolarMax Notes 3 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur. At September 30, 2021, there was $224,083 outstanding under the SolarMax Notes 3.

In September 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $230,114 to SolarMax (the “SolarMax Notes 4”) to finance the extension of the period that the Company must complete a Business Combination to October 26, 2021. SolarMax Notes 4 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur.

In October 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $76,704 to SolarMax (the “SolarMax Notes 5”) to finance the extension of the period that the Company must complete a Business Combination to October 26, 2021. SolarMax Notes 5 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur.

In November 2021, the Company issued additional unsecured promissory notes in the aggregate principal amount of $243,482 to SolarMax (the “SolarMax Notes 6”) to finance the extension of the period that the Company must complete a Business Combination to April 26, 2022. SolarMax Notes 6 are non-interest bearing, unsecured and payable upon the first to occur of (i) the Closing Date, as defined in the Merger Agreement, or (ii) the date on which, pursuant to the organization documents of Alberton, Alberton must complete a Business Combination, which date is presently April 26, 2022, or (iii) the date on which the Merger Agreement is terminated or (iv) the date an Event of Default shall occur.

The October 2021 Extension

On October 22, 2021, the Company held a special meeting of the shareholders pursuant to which its shareholders approved extending the Extension from October 26, 2021 to April 26, 2022 (the “October 2021 Extension”). In connection with the approval of the October 2021 Extension, shareholders elected to redeem an aggregate of 50 of the Company’s ordinary shares. As a result, an aggregate of $571.56 (or $11.43 per share) was released from the Trust Account to pay such shareholders.

NASDAQ Delisting Notification

On October 28, 2021, the Company received notice from the staff of the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, unless the Company timely requests a hearing before the Nasdaq Hearings Panel (the “Panel”), the Company’s securities (common stock, warrants, units and rights) would be subject to suspension and delisting from The Nasdaq Capital Market due to the Company’s non-compliance with Nasdaq IM-5101-2, which requires that a special purpose acquisition company must complete one or more business combinations within 36 months of the effectiveness of its IPO registration statement. Following the submission of a hearing request by the Company, a hearing is scheduled to be held on December 16, 2021. The hearing request results in a stay of any suspension or delisting action pending the hearing and the expiration of any additional extension period granted by the Panel following the hearing. In that regard, pursuant to the Nasdaq Listing Rules, the Panel has the authority to grant the Company an additional extension not to exceed April 26, 2022.

As previously announced, the Company has entered into a binding definitive agreement to merge with SolarMax. The Company filed its most recent amendment to the Proxy Statement/Registration Statement on Form S-4 (the “S-4”) for the merger on October 8, 2021. The Company intends to mail the S-4 to shareholders promptly follow completion of the Securities and Exchange Commission review process and to hold the shareholder meeting at which it will seek approval for the merger transaction as soon as possible. The Company believes that the combined company will satisfy all requirements for initial listing upon completion of the merger; however, there can be no assurance that the Panel will grant the Company the required extension, the merger will be successfully completed or that the combined company will meet all applicable requirements for initial listing on The Nasdaq Capital Market.

Amendments to the Merger Agreement

On August 11, 2021, September 10, 2021, and October 4, 2021, the Company, Merger Sub and SolarMax entered into a third amendment, a fourth amendment, and a fifth amendment to the Merger Agreement. Pursuant to these amendments: (i) the number of ordinary shares of the Company to be issued to the SolarMax shareholders was changed to provide that the number of shares is determined by dividing $300,000,000 by $10.50 rather than the Redemption Price; (ii) SolarMax, which, as of October 4, 2021 had made Extension Loans totaling of $927,567.30, agreed, if the Extension Amendment is approved by SolarMax’ shareholders, to make up to additional six Extension Loans, and all of the Extension Loans will be paid at the Closing; (iii) the requirement that the Company satisfy its obligation to settle Chardan’s deferred underwriting compensation, which is $4,020,797, through the delivery of Sponsor Shares was eliminated, and the deferred underwriting compensation is to be paid in cash; (iv) the requirement that the notes outstanding at September 3, 2020 be settled through the delivery of Founder Shares was eliminated and these notes will be paid at the closing, (v) 800,000 Founder Shares will be canceled immediately prior to the closing, (vi) all outstanding Private Warrants, each exercisable for one-half of one ordinary shares of the Company (or Common Stock of the Company following Redomestication), including all rights to receive additional Private Warrants which may be issued upon conversion of any notes or other advances made to Purchaser, shall be cancelled, and the Company shall issue to the holder of the Private Warrants (including any right to receive additional Private Warrants) a total of 44,467 ordinary shares of the Company immediately prior to the closing, (vii) pursuant to loan agreements with the Sponsor, SolarMax had made loans to the Sponsor for payment of obligations of the Company of $651,369.01 and agreed to make additional advances of up to $12,233.61. These loans will be paid at the closing; (viii) on October 4, 2021, the Company entered into securities purchase agreement with two investors who agreed to purchase convertible notes in the principal amount of $10 million.  The notes are automatically converted at the closing into shares of common stock with a conversion price equal to ten times the average price of the Company’s rights for the 25 trading days ending on the 2nd trading day before the proxy statement is mailed to the Company’s shareholders, (ix) at the closing, the Company shall issue, under the incentive plan, to each of William Walter Young, Qing S. Huang and Peng Gao 30,000 shares of common stock as the compensation shares for their service as independent directors of the Company until the closing and to Citiking International Limited, a company organized under the laws of Hong Kong (“Citiking”), 200,000 shares pursuant to certain consulting agreement between the Company and Citiking, among which 50,000 shares shall vest immediately upon the Closing, 50,000 shares shall vest upon the first anniversary of the Closing, 50,000 shares shall vest on the second anniversary of the closing and remaining 50,000 shares shall vest on the third anniversary of the Closing, provided that Citiking remains as an advisor to the Company at each vesting date; and (x) the Company agreed that the Company would assume the Sponsor’s obligation to make a $50,000 payment to the Company’s former chief executive officer immediately prior to the closing.

The Sponsor consented to these amendments.

In conjunction with the Merger Agreement including its amendments, the Company currently have the following pending agreements with various parties:

Share Forfeiture Agreement

On August 11, 2021, the Company entered into a certain share forfeiture agreement (the “Forfeiture Agreement”) with SolarMax and certain initial shareholders of the Company including Hong Ye, Bin (Ben) Wang and Keqing (Kevin) Liu (collectively, the “Initial Shareholders”), pursuant to which the Initial Shareholders have agreed to forfeit an aggregate of 800,000 Ordinary Shares upon the closing of the merger pursuant to the terms of the Forfeiture Agreement and the Company shall pay Bin (Ben) Wang $50,000 immediately prior to the closing of the merger.

Backstop and Private Placement

On August 11, 2021 and on October 4, 2021, the Company entered into certain backstop agreements (collectively, the “Backstop Agreements”) with four backstop investors (collectively, the “Backstop Investors”), pursuant to which the Backstop Investors shall commit to purchase an aggregate of no less than $18 million of Ordinary Shares in open market or private transactions from time to time, or from holders of public shares of the Company who have exercised their redemption rights pursuant to the Company’s organization documents, pursuant to the terms of the Backstop Agreements.

On August 11, 2021, the Company also entered into certain stock purchase agreement (the “PIPE SPA”) with JSDC Investment LLC (the “PIPE Investor”) who is a minority existing shareholder of SolarMax, pursuant to which the PIPE Investor shall purchase ordinary shares of the Company at the amount equal to (i) $6 million divided by (ii) a price per share equal to the price at which each share of the Company is redeemed pursuant to the redemption by public shareholders in connection with the merger.

Note Purchase Agreement and Convertible Notes

On October 4, 2021, the Company entered into certain securities purchase agreement (the “Note Purchase Agreement”) with certain investors (“Note Investors”), pursuant to which the Company shall issue notes (the “New Notes”) in the aggregate amount of $10,000,000 with no interest to the Note Investors at the effectiveness of Form S-4. The New Notes shall be converted automatically into the number of fully paid and non-assessable common stock,of the Company after redomestication, upon the closing of the Merger at a price equal to ten (10) times the average trading price of the rights of the Company, during a period of twenty-five (25) trading days ending on the second trading day prior to mailing of the prospectus to the Company’s shareholders in connection with the special meeting to approve the Merger Agreement. The proceeds of $10,000,000 of the sale of the New Notes shall be used to pay off the indebtedness of the Company as of the closing and any remaining shall be released to the company as working capital. The proceeds from the sale of the New Notes are to be used to pay the Company’s indebtedness as of the Closing and as working capital if there is any remaining fund.

Investor Relations Consulting Agreement

On August 11, 2021, the Company entered into a certain letter agreement (the “IR Agreement”) with Citiking, pursuant to which Citiking shall render investor relations services to the Company and to generally act as its investor relations consultant for the Asian market pursuant to the terms of the IR Agreement upon and following the Closing. Under the terms of the IR Agreement, the Company has agreed to issue an aggregate of 200,000 Ordinary Shares or Common Stock to Citiking as consideration for its services, subject to certain vesting provisions described in the IR Agreement.